Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 94,265	$ 77,675
Less: Accumulated depreciation	(14,701)	(9,611)
Property plant and equipment Net	79,564	68,064
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	37,657	23,330
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	12,789	12,969
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,935	1,280
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,463	2,675
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421